Income Tax	12 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
INCOME TAX

9. INCOME TAX

British Virgin Islands

Alpha is incorporated in the British Virgin Islands and not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

No deferred tax assets or liabilities has been recognized in the financial statements as they did not have material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts as of September 30, 2023 and 2024.

Hong Kong

Under the Inland Revenue Ordinance of Hong Kong, only profits arising in or derived from Hong Kong are chargeable to Hong Kong profits tax, whereas the residence of a taxpayer is not relevant. Therefore, the Company’s operating subsidiaries, namely NSL, TSL and Alpha HK, are generally subject to Hong Kong income tax on its taxable income derived from the trade or businesses carried out by them in Hong Kong.

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the ‘‘Bill’’) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and as gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2,000,000 of profits of the qualifying company entity will be taxed at 8.25%, and profits above HK$2,000,000 will be taxed at 16.5%. The profits of company entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. Accordingly, during the year ended September 30, 2022 and 2023 the Hong Kong profits tax is calculated at 8.25% on the first HK$2,000,000 of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2,000,000.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the year ended September 30, 2022, 2023 and 2024:

		(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	HK$	HK$	HK$	HK$
Income tax computed at statutory tax rate	16.5%	16.5%	16.5%	16.5%	16.5%
Effect of preferential tax rates	(8.25)%	(8.25)%	(8.25)%	(8.25)%	(8.25)%
Effect of non-deductible expense	—	—	—	—	(5.17)%
Change in valuation allowance	(8.25)%	(8.25)%	(4.19)%	(4.19)%	(5.91)%
Effective Income tax rate	—	—	4.06%	4.06%	(2.83)%

The tax effects of temporary differences that give rise to the deferred tax balances as of September 30, 2022, 2023 and 2024 are as follows:

			(Predecessor)	(Successor)		(Predecessor)
	For the year ended September 30, 2024		From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023	From October 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	HK$	US$	HK$	HK$	HK$	HK$
Deferred tax assets:
Net operating losses carried forward	4,766,320	613,481	—	1,011,490	1,011,490	386,510
Valuation allowance	(4,766,320)	(613,481)	—	(1,011,490)	(1,011,490)	(386,510)
Deferred tax assets, net	—	—	—	—	—	—

Deferred tax liabilities:	—	—	—	—	—	—
Identifiable intangible assets	844,274	108,668	—	844,274	844,274	—
Deferred tax liabilities, net	844,274	108,668	—	844,274	844,274	—

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss carry forwards. The Company evaluate the potential realization of deferred tax assets on an entity-by-entity basis. As of September 30, 2023 and 2024, valuation allowances were mainly provided against deferred tax assets caused by net operating losses carried forward in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized due to their continuous losses. The Company’s net operating loss carry-forwards as of September 30 may be carried forward indefinitely.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Deferred tax liabilities generated from the acquisition of TSL and NSL.